Investment Objectives and Goals - Innovator Emerging Markets 10 Buffer ETF - Quarterly	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Emerging Markets 10 Buffer ETF™ – Quarterly
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks capital appreciation with a measure of downside protection by providing investors with returns that match the price return of the iShares MSCI Emerging Markets ETF, up to the upside cap of 3.07% (prior to taking into account management fees and other fees) while seeking to provide a buffer against the first 10% (prior to taking into account management fees and other fees) of iShares MSCI Emerging Markets ETF losses, over the period from January 1, 2026 through March 31, 2026.